Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debentures	$ 513,375	$ 575,314
Loans from banks and others	610,434	596,489
Borrowings By Currency And Interest Rate Classification	1,163,071	1,210,114
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	522,872	582,439
Loans from banks and others	$ 640,199	$ 627,675
In Shekels [Member] | Maximum [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%
In Shekels [Member] | Maximum [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.40%
In Shekels [Member] | Minimum [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
In Shekels [Member] | Minimum [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.40%